Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 94	$ 71	$ 63
Decrease related to agreements with tax authorities	(40)	(14)	(13)
Increase related to tax positions taken during current year	12	26	7
Increase related to tax positions taken during prior years	44	11	14
Decreases related to a lapse of the applicable statute of limitations	(2)	0	0
Ending balance	$ 108	$ 94	$ 71